COLUMBIA FUNDS INSTITUTIONAL TRUST
                                  (the "Trust")

     Supplement to the Prospectus dated December 1, 2005 (the "Prospectus")

                         CMG Enhanced S&P 500 Index Fund
                            CMG Large Cap Value Fund
                            CMG Large Cap Growth Fund
                             CMG Mid Cap Value Fund
                             CMG Mid Cap Growth Fund
                             CMG Small/Mid Cap Fund
                            CMG Small Cap Value Fund
                          CMG International Stock Fund

                   (Each a Fund, and, collectively, the Funds)

                 (Replacing the supplement dated March 27, 2006)

         The Prospectus is hereby supplemented with the following information:

1. The name of the Trust on the front cover of the Prospectus and on the back page of the Prospectus in the section titled "For More Information," is revised to read "Columbia Funds Institutional Trust."

2. Effective March 27, 2006, following the reorganization of each series of CMG Fund Trust as a corresponding series of Columbia Funds Institutional Trust, CMG Small Cap Growth Fund was merged into CMG Small Cap Fund (which subsequently changed its name to "CMG Small Cap Growth Fund"). Accordingly, all references and information relating to "CMG Small Cap Growth Fund" or "Small Cap Growth Fund" in the Prospectus are hereby deleted.

3. The third paragraph under the heading "Principal Investment Strategies" for CMG Large Cap Growth Fund, CMG Mid Cap Growth Fund, CMG Small/Mid Cap Fund and CMG Large Cap Value Fund is revised in its entirety as follows:

The Fund may invest up to 20% of its total assets in foreign securities, including American Depository Receipts.

4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Funds in the section entitled "Performance History" are updated and restated in their entirety as follows:

Calendar Year Total Returns

CMG Enhanced S&P 500 Index Fund

------------------------------------------- -------------------------------------
2004                                        2005
------------------------------------------- -------------------------------------
------------------------------------------- -------------------------------------

------------------------------------------- -------------------------------------
------------------------------------------- -------------------------------------
11.35%                                      6.83%
------------------------------------------- -------------------------------------

                                            For the periods shown above:
                                                              Best quarter: 4Q `04, +9.97%
                                                              Worst quarter: 1Q `05, -1.60%




Average Annual Returns - For Periods Ended December 31, 2005


                                              Life of
                                                                        Inception Date         1 Year                        The
Fund

Fund (%)                                                                        5/5/03
       Return Before Taxes                                                                          6.83
14.64
       Return After Taxes on Distribution                                        5.24                             13.76
       Return After Taxes on Distributions and Sale of Fund Shares          5.42                             12.37
-----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                N/A             4.91                             13.89(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from May 5, 2003.

CMG Large Cap Value Fund

----------------------------------------- ---------------------------------------
2004                                      2005
----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------

----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------
13.51                                     7.24%
----------------------------------------- ---------------------------------------

                                            For the periods shown above:
                                                              Best quarter: 4Q `04, +8.33%
                                                              Worst quarter: 1Q `05, +0.17%

Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year                          The
Fund

Fund (%)                                                                        9/10/03
       Return Before Taxes                                                                          7.24
13.04
       Return After Taxes on Distribution                                        4.59                              11.66
       Return After Taxes on Distributions and Sale of Fund Shares          7.23                              11.00
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                                 N/A                 7.05                             15.43(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from September 10, 2003.



CMG Large Cap Growth Fund

----------------------------------------- ---------------------------------------
2004                                      2005
----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------

----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------
8.28%                                     5.82%
----------------------------------------- ---------------------------------------

                                            For the periods shown above:
                                                              Best quarter: 4Q `04, +11.32%
                                                              Worst quarter: 3Q `04, -5.58%
Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year                          The
Fund

Fund (%)                                                                        9/10/03
       Return Before Taxes
5.00                                 8.90
       Return After Taxes on Distribution                                        4.76                                 8.37
       Return After Taxes on Distributions and Sale of Fund Shares          5.00                                 7.59
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                                         N/A                  5.26
8.13(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from September 10, 2003.

CMG Mid Cap Value Fund

----------------------------------------- ---------------------------------------
2004                                      2005
----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------

----------------------------------------- ---------------------------------------
----------------------------------------- ---------------------------------------
15.91%                                    12.67%
----------------------------------------- ---------------------------------------

                                            For the periods shown above:
                                                              Best quarter: 4Q `04, +9.87%
                                                              Worst quarter: 3Q `04, -2.13%

Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year                          The
Fund

Fund (%)                                                                        5/5/03
       Return Before Taxes
12.67                                 19.21
       Return After Taxes on Distribution                                          9.25                                 17.71
       Return After Taxes on Distributions and Sale of Fund Shares          10.92                                 16.28
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                             N/A                 12.65                                25.69(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from May 5, 2003.

CMG Mid Cap Growth Fund

---------------------------------------- ----------------------------------------
2004                                     2005
---------------------------------------- ----------------------------------------
---------------------------------------- ----------------------------------------

---------------------------------------- ----------------------------------------
---------------------------------------- ----------------------------------------
7.32%                                    16.93%
---------------------------------------- ----------------------------------------

                                            For the periods shown above:
                                                              Best quarter: 4Q `04, +15.59%
                                                              Worst quarter: 3Q `04, -6.85%
Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year                          The
Fund

Fund (%)                                                                        5/5/03
       Return Before Taxes
16.93                                17.26
       Return After Taxes on Distribution                                        16.39                                17.05
       Return After Taxes on Distributions and Sale of Fund Shares          11.49                               14.89
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                                N/A                 12.10                             21.68(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from May 5, 2003.

CMG Small/Mid Cap Fund

----------------- --------------- ---------------- --------------- --------------
2001              2002            2003             2004            2005
----------------- --------------- ---------------- --------------- --------------
----------------- --------------- ---------------- --------------- --------------

----------------- --------------- ---------------- --------------- --------------
----------------- --------------- ---------------- --------------- --------------
-17.82%           -22.81%         37.41%           11.02%          15.76%
----------------- --------------- ---------------- --------------- --------------

                                            For the periods shown above:
                                                              Best quarter: 2Q `03, +17.49%
                                                              Worst quarter: 3Q `01, -20.54%

Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year        5 Years      The Fund


Fund (%)                                                                        12/1/00
       Return Before Taxes                                                                           15.76
2.30                3.87
       Return After Taxes on Distribution                                         13.72         1.93                3.51
       Return After Taxes on Distributions and Sale of Fund Shares           12.43         1.92                3.29
-----------------------------------------------------------------------------------------------------
Russell Growth Index (%)                                         N/A                8.17         2.78                3.95(1)
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                                   N/A                 8.11         9.14                10.76 (1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from December 1, 2000.

CMG Small Cap Value Fund

------------------------------------------- -------------------------------------
2004                                        2005
------------------------------------------- -------------------------------------
------------------------------------------- -------------------------------------

------------------------------------------- -------------------------------------
------------------------------------------- -------------------------------------
22.92%                                      5.80%
------------------------------------------- -------------------------------------


                                            For the periods shown above:
                                                              Best quarter:  4Q `04, +13.71%
                                                              Worst quarter: 1Q `05, -2.94%

Average Annual Returns - For Periods Ended December 31, 2005


                                                Life of
                                                                        Inception Date         1 Year                          The
Fund

Fund (%)                                                                        5/5/03
       Return Before Taxes
5.80                              24.00
       Return After Taxes on Distribution                                            3.52                              21.85
       Return After Taxes on Distributions and Sale of Fund Shares              3.83                              20.08
-----------------------------------------------------------------------------------------------------
Russell Value Index (%)                                                    N/A                    4.71
23.62(1)
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                                               N/A
4.55                              20.54(1)
-----------------------------------------------------------------------------------------------------

(1)  Performance information is from May 5, 2003.


CMG International Stock Fund

------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------
    1996         1997       1998        1999        2000         2001        2002       2003       2004       2005
------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------
------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------

------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------
------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------
16.77%        10.18%      12.17%     59.02%      -23.83%      -19.07%     -14.31%     33.81%     14.05%     12.82%
------------- ----------- ---------- ----------- ------------ ----------- ----------- ---------- ---------- ----------

                                                          For the periods shown above:
                                                          Best quarter: 4Q `99, +32.73%
                                                          Worst quarter: 3Q `98, -18.24%

Average Annual Returns - For Periods Ended December 31, 2005



                                                                        Inception Date         1 Year         5 Years      10 Years

Fund (%)                                                                        2/1/94
       Return Before Taxes                                                                           12.82           3.61
7.64
       Return After Taxes on Distribution                                         10.56          3.07            4.77
       Return After Taxes on Distributions and Sale of Fund Shares           11.81          3.12            5.48
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                             N/A                 13.54          4.55            5.84
-----------------------------------------------------------------------------------------------------
MSCI Index                                                                        N/A                   9.49          2.18
7.04
-----------------------------------------------------------------------------------------------------

5.   The  first  paragraph  in  the  sub-section  of  the  Prospectus  captioned
     "Management  Fees  and  Portfolio   Managers,"  in  the  section  captioned
     "MANAGEMENT," is updated and restated in its entirety as follows:

     Each Fund, except the Core Plus Bond Fund, pays the advisor an annual unified management fee based on a percentage of the average daily net assets of the Fund in return for providing investment advisory and other services. The fee paid by each operational Fund for the 2005 fiscal year is set forth below. The fee cited for each Fund that has not yet commenced operations represents that Fund's contractual fee rate. Out of the management fee, the advisor pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), audit fees and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund. Except as noted, each of the portfolio managers shown below has served as an investment professional with Columbia Advisors or its predecessors for at least the past five years.

         6. The sections of the table in the sub-section in the prospectus captioned "Management Fees and
         Portfolio Managers," in the section captioned "MANAGEMENT," pertaining to CMG Mid Cap Growth Fund, CMG Small/Mid Cap Fund,
         CMG Small Cap Growth Fund and CMG International Stock Fund are revised in their entirety and replaced with the following:
         ------------------------------- ----------------- -----------------------------------------------------------
         The Fund          Management Fee            Portfolio Manager(s) for the Fund
                                    Paid by the Fund
         ------------------------------- ----------------- -----------------------------------------------------------
         ------------------------------- ----------------- -----------------------------------------------------------
         Mid Cap Growth Fund        0.70%
                                                     Wayne M. Collette, a vice president of Columbia
                                                     Advisors, is a co-manager for the Fund and has co-managed
                                                     the Fund since February, 2006. Mr. Collette has been
                                                     associated with Columbia Advisors or its predecessors
                                                     since 2001. Prior to 2001, Mr. Collette was an associate
                                                     portfolio manager with Neuberger Berman from 1999 to 2001.

                                                     J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed
                                                     the Fund since February, 2006.  Mr. Kosicki has been associated with Columbia
                                                     Advisors or its predecessorssince 2004. Prior to 2004, Mr. Kosicki was with
                                                     Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

                                                      George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund
                                                      since February, 2006. Mr. Myers has been associated with
                                                      Columbia Advisors or its predecessors since 2004. Prior
                                                      to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

                                                      Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.
         ------------------------------- ----------------- -----------------------------------------------------------
         ------------------------------- ----------------- -----------------------------------------------------------
         Small/Mid Cap Fund          0.75%
                                                     Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since the Fund since February, 2006. Mr. Collette has been associated with Columbia
                                                     Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

                                                     J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed
                                                     the Fund since February, 2006. Mr. Kosicki has been associated with Columbia
                                                     Advisors or its predecessorssince 2004. Prior to 2004,  Mr. Kosicki was with
                                                     Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

                                                     George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fundsince February, 2006.
                                                     Mr. Myers has been associated with Columbia Advisors or its predecessors since
                                                     2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global
                                                     Investors from 1999 to 2004.

                                                     Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.
         ------------------------------- ----------------- -----------------------------------------------------------
         ------------------------------- ----------------- -----------------------------------------------------------

         International Stock Fund    0.75%           Fred Copper, a portfolio manager of Columbia Advisors, is
                                                     the manager for the Fund and has managed or co-managed
                                                     the Fund since October, 2005. Mr. Copper has been
                                                     associated with Columbia Advisors or its predecessors
                                                     since September, 2005. Prior to October, 2005, Mr.
                                                     Copper was a senior vice president with Putnam
                                                     Investments from March, 2001 to September, 2005 and an
                                                     assistant vice president with Wellington Management
                                                     Company, LLP from July, 1998 to February, 2001.
         ------------------------------- ----------------- -----------------------------------------------------------

     7. The sub-section of the Prospectus captioned "Legal Proceedings," in the section captioned "MANAGEMENT," is updated and restated in its entirety as follows:

     On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

     Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

     Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

     As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

     A  copy  of  the  SEC   Order  is   available   on  the  SEC   website   at
http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

     In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

     On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

     On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

     On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

     On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

     The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

     In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.


[Job Code]                                                     October 13, 2006




                       COLUMBIA FUNDS INSTITUTIONAL TRUST
                                  (the "Trust")

     Supplement to the Prospectus dated December 1, 2005 (the "Prospectus")
                   (Replacing Supplement dated March 27, 2006)

                     CMG Small Cap Growth Fund (the "Fund")
                         (formerly, CMG Small Cap Fund)

         The Prospectus is hereby supplemented with the following information:

     1. The name of the Trust on the front cover of the Prospectus and on the back page of the Prospectus in the section titled "For More Information," is revised to read "Columbia Funds Institutional Trust."

     2. Effective March 27, 2006, the Fund has changed its name to "CMG Small Cap Growth Fund." All references to "CMG Small Cap Fund" in the Prospectus are revised to read "CMG Small Cap Growth Fund." The investment advisory contract for the Fund has been revised to provide that Columbia Management Advisors, LLC (the "Advisor") will bear all expenses of the Fund (other than management fees, disinterested trustees' fees and expenses, including their legal counsel, auditing expenses, interest on fund borrowings, portfolio transaction expenses, taxes and extraordinary expenses) to the extent they exceed an annual rate of 0.05% of the Fund's average daily net assets. In addition, the Advisor and/or its affiliated service providers have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% until November 30, 2009.

     3.   The  first   paragraph   under  the  heading   "Principal   Investment
          Strategies" is revised in its entirety as follows:

     Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index. As of October 31, 2005, under the above definition, companies with a market capitalization of $5.33 billion or less would be considered small cap. Most of the assets will be invested in U.S. common stocks expected to experience long-term, above average earnings growth. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts ("derivatives"), and American Depository Receipts. The Fund may also invest in equity securities of foreign issuers when consistent with the Fund's investment goal. The Fund may invest up to 20% of its total assets in foreign securities.

     4. The "Year-By-Year Total Return As of 12/31 Each Year" and "Average Annual Total Returns" tables for the Fund in the section entitled "Performance History" are updated and restated in their entirety as follows:



Year-By-Year Total Return As of 12/31 Each Year

------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------
   1996        1997        1998        1999       2000         2001         2002       2003       2004       2005
------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------
------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------

------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------
------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------
  21.82%      21.93%      -1.05%      60.00%      4.03%      -13.80%      -26.93%     44.44%     10.69%     18.16%
------------ ---------- ----------- ----------- ---------- ------------- ----------- ---------- ---------- ---------

                                                              For the periods shown above:
                                                                                Best quarter: 4Q `99, +51.50%
                                                                                Worst quarter: 3Q `01, -26.03%

Average Annual Total Returns As of
12/31/05

                                                                                                            1
Year         5 Years      10 Years

CMG Small Cap Fund
       Return Before Taxes
18.16%           3.54%        11.28%
       Return After Taxes on Distribution                                           4.95%
1.11%         4.81%
       Return After Taxes on Distributions and Sale of Fund Shares           28.51%            2.98%         6.61%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(1)
4.55%            8.22%         9.26%
Russell 2000 Growth Index(2)
4.15%            2.28%         4.69%
-------------------------------------------------------------------------------------------------------------------------------
(1) The Russell 2000 Index is an unmanaged index generally considered representative of the market for small domestic stocks.

(2) The Russell 2000 Growth Index, also an unmanaged index, measures the performance of those companies in the
Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.


The indexes reflect the reinvestment of dividends and distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

     5. The section under the heading "MANAGEMENT; Management Fees and Portfolio Manager" is revised and replaced in its entirety with the following disclosure:



          For the 2005 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

               Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

               J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

               George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

               Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

               The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

     6. The section of the Prospectus captioned "LEGAL PROCEEDINGS" is updated and restated in its entirety as follows:

               On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG
          Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.

               Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

               Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

               As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

               A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

               In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

               On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

               On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
          Section 48(a) of the ICA were not dismissed.

               On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

               On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

               The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.



         [Job Code]                                            October 13, 2006